Loss Per Share - Additional information (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Weighted average numbers of shares excluded from the calculation of diluted loss per share	669,666,355	767,751,031	518,689,896
Options granted
Antidilutive Securities Excluded from Computation of Earnings Per Share
Weighted average numbers of shares excluded from the calculation of diluted loss per share	54,605,925	30,434,096	21,658,638
Convertible debts
Antidilutive Securities Excluded from Computation of Earnings Per Share
Weighted average numbers of shares excluded from the calculation of diluted loss per share	22,639,154	51,503,724	45,778,620